SIGNIFICANT ACCOUNTING POLICIES (Details 1)	12 Months Ended
Dec. 31, 2021
Bottom of range [member] | Customer Relationships [Member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	5 years
Top of range [member] | Customer Relationships [Member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	10 years
Patents and developed technology [member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	9 years
Licenses [Member] | Top of range [member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	10 years
Trademarks and brands [Member] | Bottom of range [member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	8 years
Trademarks and brands [Member] | Top of range [member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	10 years
Non-compete agreements [Member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	3 years
Licenses [Member] | Bottom of range [member]
Statement [Line Items]
Finite-lived Intangible Assets Useful Life	5 years